Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax assets
Current tax assets	$ 6,784,392	$ 6,273,802
Non-current tax assets	13,401,050	9,030,132
Tax liabilities
Current tax liabilities	7,630,901	2,152,104
Non-current tax liabilities	$ 15,275,644	$ 12,124,520
Percentage of devaluation of Colombia Peso against the Dollar	21.00%
Statutory tax rate	35.00%	31.00%	32.00%
Other Companies
Tax liabilities
Statutory tax rate	35.00%	31.00%
Deferred tax liabilities
Tax liabilities
Non-current tax liabilities	$ 13,479,336	$ 10,850,463
Income tax payable
Tax liabilities
Non-current tax liabilities	90,897	65,130
Income tax
Tax liabilities
Non-current tax liabilities	1,705,411	1,208,927
Income tax payable
Tax liabilities
Current tax liabilities	6,617,468	1,298,524
Industry and commerce tax
Tax liabilities
Current tax liabilities	346,958	247,966
Industry and commerce tax | Ecopetrol S.A.
Tax liabilities
Current tax liabilities	57,543
Industry and commerce tax | Other Companies
Tax liabilities
Current tax liabilities	468
Industry and commerce tax | Cenit
Tax liabilities
Current tax liabilities	8,887
National tax and surcharge on gasoline
Tax liabilities
Current tax liabilities	181,490	192,665
Carbon tax
Tax liabilities
Current tax liabilities	77,721	66,006
Value added tax
Tax liabilities
Current tax liabilities	206,341	157,452
Other taxes, liabilities
Tax liabilities
Current tax liabilities	200,923	189,491
Deferred tax assets
Tax assets
Non-current tax assets	13,392,480	9,024,858
Income tax credits
Tax assets
Non-current tax assets	8,570	5,274
Income tax
Tax assets
Current tax assets	279,457	1,739,542
VAT refund
Tax assets
Current tax assets	4,725,281	3,108,175
Credit tax balance | Ecopetrol S.A.
Tax liabilities
Current value added tax	4,165,563
Credit tax balance | Esenttia PP
Tax liabilities
Current value added tax	252,977
Credit tax balance | ISA Group
Tax liabilities
Current value added tax	189,538
Credit tax balance | Other Companies
Tax liabilities
Current value added tax	50,305
Other taxes, assets
Tax assets
Current tax assets	$ 1,779,654	$ 1,426,085